DEBT (Additional Information) (Detail) shares in Millions					1 Months Ended	3 Months Ended			12 Months Ended
	Jan. 07, 2015 USD ($)	Jan. 06, 2015 USD ($)	Aug. 02, 2014 USD ($) shares	May. 05, 2014 USD ($)	Jan. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($) exchange_offer	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 01, 2014 USD ($)	Feb. 11, 2014 USD ($)	May. 04, 2012 USD ($)	Dec. 31, 2006 USD ($)	Aug. 31, 2006 USD ($)
Debt Instrument [Line Items]
Debt issuance costs									$ (2,435,000)	$ (220,000)	$ (24,459,000)
Gain (loss) on early extinguishment of debt									0	0	(8,244,000)
Debt exchange rate					85.00%
Liabilities assumed								$ 85,800,000
VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Debt issuance costs									(2,435,000)	(220,000)	(24,459,000)
Notes, principal amount						$ 2,710,000,000	$ 1,344,260,000	1,264,570,000	1,344,260,000	1,264,570,000
Long-term debt						$ 2,823,000,000	$ 1,350,211,000	1,271,782,000	$ 1,350,211,000	1,271,782,000
Verso Paper Finance Holdings LLC
Debt Instrument [Line Items]
Loan from Verso Paper Holdings LLC													$ 23,305,000
Revolving Credit Facilities | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Debt issuance costs, deferred											9,300,000
11.38% Senior Subordinated Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Interest rate (percentage)						11.38%	11.38%		11.38%
Asset Based Loan Facility | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, borrowing capacity				$ 40,000,000.0
Credit Facility, outstanding							$ 30,000,000		$ 30,000,000
Credit facility, remaining borrowing capacity							$ 10,000,000		$ 10,000,000
Interest rate, effective						0.00%	6.25%		6.25%
Debt issuance costs									$ (2,400,000)
Debt instrument, maturity date description	On January 7, 2015, Verso consummated the NewPage acquisition, and as a result, the credit facility was terminated on February 4, 2015.
Notes, principal amount						$ 0	$ 30,000,000	0	30,000,000	0
Long-term debt						0	30,000,000	0	30,000,000	0
Asset Based Loan Facility | Revolving Credit Facilities | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Credit facility, borrowing capacity											150,000,000
Cash Flow Facility | Revolving Credit Facilities | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Credit facility, borrowing capacity											50,000,000					$ 50,000,000.0
Credit Facility, outstanding						47,500,000	0		0
Credit facility, remaining borrowing capacity						3,000,000	50,000,000		50,000,000
Cash Flow Facility | Letter of Credit | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Credit Facility, outstanding						$ 0	$ 0		$ 0
11.75% Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Interest rate (percentage)						11.75%	11.75%		11.75%
11.75% Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Interest rate (percentage)						11.75%
Second Priority Senior Secured Floating Rate Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Interest rate (percentage)						13.00%
Exchange Offer Two | 11.38% Senior Subordinated Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Notes retired in exchange offer							$ 157,500,000		$ 157,500,000
May2012NoteExchangesCombined [Member] | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt											26,300,000
Cash paid in exchange offer											$ 22,300,000
Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, remaining borrowing capacity						$ 35,000,000	66,900,000		66,900,000
Debt instrument, maturity date description											May 4, 2017
Revolving Credit Facilities | Revolving Credit Facilities | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Credit facility, borrowing capacity																$ 150,000,000.0
Credit Facility, outstanding						47,000,000	63,000,000		63,000,000
Credit facility, remaining borrowing capacity						$ 32,000,000	$ 6,900,000		$ 6,900,000
Interest rate, effective						4.00%	2.54%		2.54%
Letters of credit outstanding						$ 39,000,000	$ 39,400,000		$ 39,400,000
Notes, principal amount						94,000,000	63,000,000	0	63,000,000	0
Long-term debt						$ 94,000,000	63,000,000	0	63,000,000	0
Weighted average interest rate						4.00%
11.75% Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Debt issuance costs, deferred											$ 10,100,000
Notes, principal amount							$ 417,882,000	417,882,000	417,882,000	417,882,000	$ 345,000,000
Interest rate (percentage)					11.75%						11.75%
Maturity date						Jan. 15, 2019	Jan. 15, 2019				Jan. 15, 2019
Notes issued in exchange offer					$ 72,900,000
Long-term debt							$ 424,654,000	426,076,000	424,654,000	426,076,000
11.75% Senior Secured Notes | 11.75% Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Interest rate (percentage)											11.50%
11.75% Senior Secured Notes | 11.75% Secured Notes
Debt Instrument [Line Items]
Interest rate (percentage)	11.75%
11.75% Secured Notes Due in 2019 | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Debt issuance costs, deferred											$ 5,400,000
Notes, principal amount						$ 272,000,000	$ 271,573,000	271,573,000	$ 271,573,000	271,573,000	$ 271,600,000
Interest rate (percentage)						11.75%	11.75%		11.75%		11.75%
Maturity date						Jan. 15, 2019	Jan. 15, 2019
Number of exchange offers | exchange_offer											2
Long-term debt						$ 272,000,000	$ 271,573,000	271,573,000	$ 271,573,000	271,573,000
8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Principal amount		$ 1,000
Original debt		299,000,000	$ 299,400,000
8.75% Second Priority Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Notes, principal amount						$ 97,000,000	$ 96,647,000	396,000,000	$ 96,647,000	396,000,000		$ 396,000,000
Interest rate (percentage)						8.75%	8.75%		8.75%			8.75%
Maturity date						Feb. 01, 2019						Feb. 01, 2019
Long-term debt						$ 96,000,000	$ 96,447,000	395,018,000	$ 96,447,000	395,018,000
8.75% Second Priority Senior Secured Notes | Exchange Offer One
Debt Instrument [Line Items]
Warrants issued | shares			9.3
Fair value of warrants issued														$ 0
Second Priority Adjustable Senior Secured Notes
Debt Instrument [Line Items]
Interest rate (percentage)	10.00%
Principal amount	$ 593,750,000.00
Paid-in-kind interest, percentage	3.00%
Increase (decrease) in long term debt	$ 121,000,000
Long-term debt	178,000,000
Converted instrument, amount			$ 299,400,000
Second Priority Adjustable Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Notes, principal amount						$ 178,000,000	$ 299,353,000		$ 299,353,000
Interest rate (percentage)						13.00%	8.75%		8.75%
Maturity date						Aug. 01, 2020	Feb. 01, 2019
Long-term debt						$ 277,000,000	$ 298,732,000		$ 298,732,000
Second Priority Senior Secured Floating Rate Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Interest rate, effective							0.00%		0.00%
Notes, principal amount							$ 0	13,310,000	$ 0	13,310,000								$ 250,000,000
Maturity date							Aug. 01, 2014
Long-term debt							$ 0	13,310,000	0	13,310,000
Principal amount of notes repurchased/repaid									236,700,000
Second Priority Senior Secured Floating Rate Notes | Exchange Offer One | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Notes retired in exchange offer											$ 166,900,000
11.38% Senior Subordinated Notes
Debt Instrument [Line Items]
Principal amount		1,000
Original debt		102,000,000	$ 102,000,000
Increase (decrease) in long term debt	$ 39,000,000
11.38% Senior Subordinated Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Notes, principal amount						$ 41,000,000	$ 40,517,000	142,500,000	$ 40,517,000	142,500,000							$ 300,000,000
Interest rate (percentage)						11.38%	11.38%		11.38%
Maturity date						Aug. 01, 2016			Aug. 01, 2016
Long-term debt						$ 41,000,000	$ 40,517,000	$ 142,500,000	$ 40,517,000	142,500,000
11.38% Senior Subordinated Notes | Exchange Offer Two
Debt Instrument [Line Items]
Warrants issued | shares			5.4
Fair value of warrants issued														$ 0
11.38% Senior Subordinated Notes | Exchange Offer Two | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Notes retired in exchange offer											157,500,000
Adjustable Senior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)	11.00%
Principal amount	$ 620
Paid-in-kind interest, percentage	5.00%
Long-term debt	$ 63,000,000
Converted instrument, amount			$ 102,000,000
Loan from Verso Paper Holdings LLC | Verso Paper Finance Holdings LLC
Debt Instrument [Line Items]
Interest rate (percentage)													6.50%
Maturity date													Dec. 29, 2040
Senior Unsecured Term Loan
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt									$ (2,800,000)
Senior Unsecured Term Loan | Verso Paper Finance Holdings LLC
Debt Instrument [Line Items]
Notes issued in exchange offer					$ 85,800,000
11.75% Senior Secured Notes | VERSO PAPER HOLDINGS LLC
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt											$ (34,500,000)
8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Gain (loss) on early extinguishment of debt										$ (6,100,000)
Federal Fund Rate [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Interest rate over the reference rate				0.50%
One Month LIBOR [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Interest rate over the reference rate				1.00%
Base rate | Revolving Credit Facilities
Debt Instrument [Line Items]
Interest rate over the reference rate									3.00%
London Interbank Offered Rate (LIBOR) | Revolving Credit Facilities
Debt Instrument [Line Items]
Interest rate over the reference rate									4.00%
Subsequent Event [Member] | Asset Based Loan Facility | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt instrument, maturity date description	On January 7, 2015, Verso consummated the NewPage acquisition, and as a result, the credit facility was terminated on February 4, 2015.
Subsequent Event [Member] | 11.75% Senior Secured Notes | 11.75% Secured Notes
Debt Instrument [Line Items]
Interest rate (percentage)	11.75%
Subsequent Event [Member] | 8.75% Second Priority Senior Secured Notes
Debt Instrument [Line Items]
Principal amount		1,000
Original debt		299,400,000
Subsequent Event [Member] | Second Priority Adjustable Senior Secured Notes
Debt Instrument [Line Items]
Interest rate (percentage)	10.00%
Principal amount	$ 593.75
Paid-in-kind interest, percentage	3.00%
Increase (decrease) in long term debt	$ 121,600,000
Long-term debt	177,700,000
Subsequent Event [Member] | 11.38% Senior Subordinated Notes
Debt Instrument [Line Items]
Principal amount		1,000
Original debt		$ 102,000,000
Increase (decrease) in long term debt	$ 38,800,000
Subsequent Event [Member] | Adjustable Senior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (percentage)	11.00%
Principal amount	$ 620
Paid-in-kind interest, percentage	5.00%
Long-term debt	$ 63,200,000
New Page Holding Inc.
Debt Instrument [Line Items]
Liability incurred for the acquisition	650,000,000
New Page Holding Inc. | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, borrowing capacity															$ 350,000,000
New Page Holding Inc. | Revolving Credit Facilities | Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, remaining borrowing capacity						$ 155,000,000
Interest rate, effective						2.82%
Letters of credit outstanding						$ 38,000,000
Notes, principal amount						145,000,000	0		$ 0
Long-term debt						$ 145,000,000	0		0
New Page Holding Inc. | 11.75% Secured Notes Due in 2019
Debt Instrument [Line Items]
Interest rate, effective						9.50%
Notes, principal amount						$ 734,000,000	0		0
Long-term debt						$ 704,000,000	$ 0		$ 0
New Page Holding Inc. | Subsequent Event [Member]
Debt Instrument [Line Items]
Liability incurred for the acquisition	$ 650,000,000